Accounting judgments, estimates and assumptions Additional information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 26, 2021 shares
Share warrant obligation
Number of shares per warrant | shares	1			20,250,000
Exercise price | $ / shares	$ 11.50
Number of warrants converted | shares				20,250,000
Revenue	$ 434,094,000	$ 260,892,000	$ 93,811,000
Income tax expense	1,127,000	862,000	7,000
Tax liability	814,000	306,000
Trade and other payables	26,573,000	17,214,000
Trade and other receivables	45,087,000	32,974,000
Platform commissions	117,229,000	75,163,000	28,766,000
Long-term deferred revenue	128,074,000	79,220,000
Deferred revenue	294,607,000	215,562,000
Long-term deferred platform commission fees	116,533,000	89,587,000
Other reserves	166,405,000	12,084,000
Game operation cost	18,945,000	17,390,000	15,727,000
General and administrative expense	23,031,000	3,689,000	2,611,000
Accumulated deficit	(327,497,000)	(114,019,000)
Threshold limit of the gross sales, for the two yeard before the reporting period, to determine elimination of tax obligation		$ 10,000,000,000	10,000,000,000
Percentage of tax elimination over gross sales, when threshold limit of gross sales is not exceeded		0.09
Correction of errors
Share warrant obligation
Revenue		$ 463,000
Income tax expense		844,000
Tax liability		289,000
Trade and other payables		97,000
Trade and other receivables		189,000
Platform commissions		25,000
Long-term deferred revenue		235,000
Deferred revenue		851,000
Long-term deferred platform commission fees		25,000
Other reserves		1,976,000	$ 1,819,000
Game operation cost	988,000
General and administrative expense	$ 910,000
Accumulated deficit		289,000
Previously stated
Share warrant obligation
Revenue		913,000
Trade and other payables		1,999,000
Accrued liability		$ 1,999,000
Ifrs Measurement Input Price Volatility [Member] | Warrants
Share warrant obligation
Percentage of increase	10.00%
Percentage of decrease	10.00%
Increase in fair value	$ 1,334,000
Decrease in fair value	$ 1,366,000